Fair Value Measurement (Details 1) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	$ (2,861)		$ (6,728)
Total	47,198		97,603
Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	15		129
Total	2,584		3,709
Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	0		0
Total	1,732		1,485
Loans [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	(2,307)	[1]	(4,167)	[1]
Total	32,287	[1]	38,162	[1]
Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	(569)	[2]	(2,690)	[2]
Total	10,595	[2]	16,616	[2]
Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)			0
Total			1,583
Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)			0
Total			36,048
Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[1]	0	[1]
Level 1 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[2]	0	[2]
Level 1 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 1 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Total	47,198		97,603
Level 2 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	2,584		3,709
Level 2 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	1,732		1,485
Level 2 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	32,287	[1]	38,162	[1]
Level 2 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	10,595	[2]	16,616	[2]
Level 2 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			1,583
Level 2 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			36,048
Level 3 [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[1]	0	[1]
Level 3 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[2]	0	[2]
Level 3 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 3 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			$ 0

[1]	1 ) Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	2) Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.